Average Annual Total Returns{- FundsManager 85% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-11 - FundsManager 85% Portfolio	VIP FundsManager 85% Portfolio-Service VIP Return Before Taxes Past 1 year	VIP FundsManager 85% Portfolio-Service VIP Return Before Taxes Past 5 years	VIP FundsManager 85% Portfolio-Service VIP Return Before Taxes Past 10 years	VIP FundsManager 85% Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP FundsManager 85% Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP FundsManager 85% Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0903 Past 1 year	F0903 Past 5 years	F0903 Past 10 years
Total	17.93%	11.98%	9.91%	17.27%	11.76%	9.72%	18.40%	15.22%	13.88%	15.98%	11.95%	10.37%